Prepayments, Deposits and Other Assets, Net (Details) - Schedule of allowance for doubtful accounts - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Schedule of allowance for doubtful accounts [Abstract]
Balance at the beginning of the year	$ 212,447	$ 147
Provision (reversal) for doubtful accounts		213,422
Write-off	(230,032)	(144)
Foreign currency translation adjustment	$ 17,585	(978)
Balance at the end of the year		$ 212,447